Leases - Supplemental Cash Flow Information (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 7,678	$ 9,788	$ 12,590
Operating cash flows from finance leases	79	60	79
Financing cash flows from finance leases	387	321	426	$ 205	$ 0
ROU assets obtained in exchange for new lease liabilities
ROU assets obtained in exchange for new operating lease liabilities	9,862	9,771	$ 9,811
ROU assets obtained in exchange for new finance lease liabilities	$ 1,103	$ 0